Employee costs and share plans for employees, AstraZeneca 2014 Performance Share Plan (Details) - AstraZeneca 2014 Performance Share Plan	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2014	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Share plans
Plan term							10 years
Period of wait time until awards granted vest							3 years
Weighted average fair value at beginning of period	£ 26.49	$ 17.80	£ 22.95	$ 15.65	£ 22.51	$ 15.58
Weighted average fair value - granted	37.02		31.47		24.34			$ 24.02	$ 21.06	$ 17.38
Weighted average fair value - forfeited	30.88		23.17		23.11			19.57	16.80	16.27
Weighted average fair value - cancelled | £	22.34				24.27
Weighted average fair value - exercised	24.26		19.83		23.57			$ 15.43	$ 14.17	$ 17.52
Weighted average fair value at end of period	£ 29.85	$ 20.76	£ 26.49	$ 17.80	£ 22.95	$ 15.65
Director
Share plans
Additional holding period that can be subject to achievement of performance conditions							2 years
Ordinary shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period		2,859,000		2,682,000		2,415,000
Number of shares granted		932,000		1,018,000		981,000
Number of shares forfeited		(191,000)		(350,000)		(309,000)
Number of shares cancelled		(3,000)				(10,000)
Number of shares exercised		(552,000)		(491,000)		(395,000)
Number of other equity instruments outstanding in share-based payment arrangement at end of period		3,045,000		2,859,000		2,682,000
ADR shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period		5,206,000		6,963,000		7,388,000
Number of shares granted		1,767,000		1,978,000		2,529,000
Number of shares forfeited		(478,000)		(1,900,000)		(1,356,000)
Number of shares exercised		(1,704,000)		(1,835,000)		(1,598,000)
Number of other equity instruments outstanding in share-based payment arrangement at end of period		4,791,000		5,206,000		6,963,000